FIDELITY(REGISTERED TRADEMARK)
FREEDOM
FUNDS  - INCOME, 2000, 2010, 2020, 2030

SEMIANNUAL REPORT
SEPTEMBER 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE  3   Ned Johnson on investing
                         strategies.

PERFORMANCE          4   How the funds have done over
                         time.

FUND TALK            14  The managers' review of the
                         funds' performance, strategy
                         and outlook.

FREEDOM INCOME       18  Investment Changes
                     20  Investments
                     22  Financial Statements

FREEDOM 2000         26  Investment Changes
                     28  Investments
                     30  Financial Statements

FREEDOM 2010         34  Investment Changes
                     36  Investments
                     38  Financial Statements

FREEDOM 2020         42  Investment Changes
                     44  Investments
                     46  Financial Statements

FREEDOM 2030         50  Investment Changes
                     52  Investments
                     54  Financial Statements

NOTES                58  Notes to the financial
                         statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

September proved troublesome for the equity markets, as the Dow Jones Industrial Average shed nearly 1,000 points from its record high set about a month earlier. Jitters over an exceedingly strong economy and the direction of short-term interest rates were the primary causes of the Dow's struggle. Benefiting in part from a mild flight to safety, prices of the benchmark 30-year Treasury bond were modestly higher for the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

FIDELITY FREEDOM INCOME FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM INCOME      1.35%          7.67%        28.73%

FIDELITY FREEDOM INCOME      1.08%          6.89%        29.22%
COMPOSITE

 Wilshire 5000               0.68%          26.96%       76.94%

 LB Aggregate Bond           -0.21%         -0.37%       20.43%

 LB 3 Month T-Bill           2.43%          4.74%        16.33%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,    PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM INCOME        7.67%        8.93%

FIDELITY FREEDOM INCOME        6.89%        9.07%
COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom Income              FID Freedom Income
LB Aggregate Bond
             00369                       F0199
LB001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31      10030.00                    10028.71
   10097.80
  1996/11/30      10240.00                    10247.43
   10270.47
  1996/12/31      10179.60                    10204.29
   10174.95
  1997/01/31      10310.89                    10344.97
   10206.50
  1997/02/28      10320.95                    10370.50
   10232.01
  1997/03/31      10199.19                    10250.14
   10118.44
  1997/04/30      10361.97                    10421.14
   10270.21
  1997/05/31      10556.06                    10630.51
   10367.78
  1997/06/30      10709.79                    10794.08
   10491.16
  1997/07/31      11018.25                    11099.52
   10774.42
  1997/08/31      10904.70                    10998.75
   10682.84
  1997/09/30      11101.56                    11213.90
   10840.94
  1997/10/31      11101.33                    11223.53
   10998.14
  1997/11/30      11195.23                    11336.98
   11048.73
  1997/12/31      11290.08                    11444.19
   11160.32
  1998/01/31      11396.39                    11537.19
   11303.17
  1998/02/28      11577.51                    11718.56
   11294.13
  1998/03/31      11716.58                    11873.82
   11332.53
  1998/04/30      11770.00                    11948.08
   11391.46
  1998/05/31      11780.60                    11951.40
   11499.68
  1998/06/30      11933.05                    12096.33
   11597.23
  1998/07/31      11954.76                    12074.88
   11621.84
  1998/08/31      11669.66                    11799.62
   11811.01
  1998/09/30      11955.69                    12089.29
   12087.52
  1998/10/31      12121.51                    12262.52
   12023.75
  1998/11/30      12298.83                    12461.41
   12091.84
  1998/12/31      12543.67                    12655.32
   12128.21
  1999/01/31      12689.53                    12803.77
   12214.83
  1999/02/28      12543.61                    12636.89
   12001.56
  1999/03/31      12701.39                    12784.03
   12068.15
  1999/04/30      12803.33                    12941.11
   12106.41
  1999/05/31      12711.79                    12859.08
   11999.87
  1999/06/30      12872.43                    12995.73
   11961.55
  1999/07/31      12826.25                    12912.40
   11911.31
  1999/08/31      12849.68                    12906.59
   11905.26
  1999/09/30      12872.52                    12922.34
   12043.41
IMATRL PRASUN   SHR__CHT 19990930 19991011 100318 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1999, the value of the investment would have grown to $12,873 - a 28.73% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,043 - a 20.43% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom Income Composite Index would have grown to $12,922 - a 29.22% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED
INDEX OF INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING
GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF ONE YEAR OR MORE.

FIDELITY FREEDOM 2000 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM 2000            1.67%          13.15%       41.38%

FIDELITY FREEDOM 2000 COMPOSITE  0.99%          11.50%       41.31%

 Wilshire 5000                   0.68%          26.96%       76.94%

 MSCI EAFE                       7.15%          31.24%       34.92%

 LB Aggregate Bond               -0.21%         -0.37%       20.43%

 ML High Yield Master II         -0.68%         3.92%        21.65%

 LB 3 Month T-Bill               2.43%          4.74%        16.33%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,        PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM 2000              13.15%       12.44%

FIDELITY FREEDOM 2000 COMPOSITE    11.50%       12.42%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2000                FID Freedom 2000
LB Aggregate Bond
             00370                       F0200
LB001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31      10000.00                    10002.52
   10097.80
  1996/11/30      10340.00                    10362.73
   10270.47
  1996/12/31      10239.47                    10280.37
   10174.95
  1997/01/31      10441.23                    10501.92
   10206.50
  1997/02/28      10451.32                    10529.59
   10232.01
  1997/03/31      10209.21                    10300.29
   10118.44
  1997/04/30      10451.32                    10553.16
   10270.21
  1997/05/31      10806.18                    10932.91
   10367.78
  1997/06/30      11070.24                    11220.86
   10491.16
  1997/07/31      11578.05                    11701.60
   10774.42
  1997/08/31      11313.99                    11459.88
   10682.84
  1997/09/30      11669.45                    11831.19
   10840.94
  1997/10/31      11517.11                    11718.65
   10998.14
  1997/11/30      11669.45                    11892.63
   11048.73
  1997/12/31      11805.30                    12041.33
   11160.32
  1998/01/31      11941.83                    12167.55
   11303.17
  1998/02/28      12319.94                    12540.95
   11294.13
  1998/03/31      12582.51                    12825.35
   11332.53
  1998/04/30      12656.03                    12924.39
   11391.46
  1998/05/31      12591.25                    12852.00
   11499.68
  1998/06/30      12836.88                    13081.24
   11597.23
  1998/07/31      12847.56                    13004.08
   11621.84
  1998/08/31      12067.95                    12266.96
   11811.01
  1998/09/30      12495.13                    12674.17
   12087.52
  1998/10/31      12826.20                    13043.73
   12023.75
  1998/11/30      13189.31                    13433.11
   12091.84
  1998/12/31      13607.24                    13793.70
   12128.21
  1999/01/31      13872.10                    14024.94
   12214.83
  1999/02/28      13618.27                    13741.31
   12001.56
  1999/03/31      13905.21                    13992.72
   12068.15
  1999/04/30      14092.82                    14281.73
   12106.41
  1999/05/31      13912.35                    14102.24
   11999.87
  1999/06/30      14250.30                    14366.11
   11961.55
  1999/07/31      14160.18                    14214.06
   11911.31
  1999/08/31      14182.71                    14174.87
   11905.26
  1999/09/30      14137.65                    14131.34
   12043.41
IMATRL PRASUN   SHR__CHT 19990930 19991011 154651 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1999 the value of the investment would have grown to $14,138 - a 41.38% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,043 - a 20.43% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2000 Composite Index would have grown to $14,131 - a 41.31% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED
INDEX OF INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING
GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF ONE YEAR OR MORE.

FIDELITY FREEDOM 2010 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM 2010            2.40%          20.24%       55.39%

FIDELITY FREEDOM 2010 COMPOSITE  1.15%          17.41%       53.58%

 Wilshire 5000                   0.68%          26.96%       76.94%

 MSCI EAFE                       7.15%          31.24%       34.92%

 LB Aggregate Bond               -0.21%         -0.37%       20.43%

 ML High Yield Master II         -0.68%         3.92%        21.65%

 LB 3 Month T-Bill               2.43%          4.74%        16.33%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,        PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM 2010              20.24%       16.10%

FIDELITY FREEDOM 2010 COMPOSITE    17.41%       15.64%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2010                FID Freedom 2010
S&P 500
             00371                       F0201
SP001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9960.00                     9960.03
    9982.17
  1996/11/30      10430.00                    10444.15
   10736.72
  1996/12/31      10299.25                    10344.11
   10524.02
  1997/01/31      10592.36                    10650.17
   11181.56
  1997/02/28      10602.47                    10682.28
   11269.23
  1997/03/31      10258.82                    10367.68
   10806.17
  1997/04/30      10582.25                    10687.67
   11451.30
  1997/05/31      11099.54                    11243.87
   12148.46
  1997/06/30      11475.28                    11654.34
   12692.71
  1997/07/31      12165.83                    12290.45
   13702.67
  1997/08/31      11749.47                    11910.04
   12935.04
  1997/09/30      12267.38                    12438.75
   13643.50
  1997/10/31      11932.26                    12159.15
   13187.80
  1997/11/30      12145.52                    12399.76
   13798.27
  1997/12/31      12293.47                    12582.61
   14035.18
  1998/01/31      12461.73                    12730.82
   14190.41
  1998/02/28      13071.67                    13334.22
   15213.83
  1998/03/31      13471.28                    13772.61
   15992.93
  1998/04/30      13576.44                    13899.05
   16153.81
  1998/05/31      13404.55                    13723.60
   15876.13
  1998/06/30      13746.61                    14042.37
   16521.02
  1998/07/31      13746.61                    13900.44
   16345.07
  1998/08/31      12346.29                    12575.38
   13981.90
  1998/09/30      12923.52                    13080.16
   14877.58
  1998/10/31      13447.31                    13697.21
   16087.72
  1998/11/30      14024.54                    14303.03
   17062.80
  1998/12/31      14667.60                    14867.78
   18045.96
  1999/01/31      15064.61                    15197.64
   18800.64
  1999/02/28      14711.71                    14797.52
   18216.32
  1999/03/31      15174.90                    15183.07
   18945.15
  1999/04/30      15483.69                    15647.12
   19678.90
  1999/05/31      15201.25                    15357.13
   19214.28
  1999/06/30      15764.68                    15805.85
   20280.67
  1999/07/31      15640.73                    15571.25
   19647.51
  1999/08/31      15663.26                    15493.26
   19550.25
  1999/09/30      15539.31                    15357.67
   19014.38
IMATRL PRASUN   SHR__CHT 19990930 19991011 155754 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1999, the value of the investment would have grown to $15,539 - a 55.39% increase on the initial investment. For comparison, look at how the S&P 500(registered trademark) Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,014 - a 90.14% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2010 Composite Index would have grown to $15,358 - a 53.58% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* STANDARD & POOR'S 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED
INDEX OF COMMON STOCKS.

FIDELITY FREEDOM 2020 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM 2020            3.03%          25.93%       63.74%

FIDELITY FREEDOM 2020 COMPOSITE  1.36%          22.01%       60.63%

 Wilshire 5000                   0.68%          26.96%       76.94%

 MSCI EAFE                       7.15%          31.24%       34.92%

 LB Aggregate Bond               -0.21%         -0.37%       20.43%

 ML High Yield Master II         -0.68%         3.92%        21.65%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,        PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM 2020              25.93%       18.17%

FIDELITY FREEDOM 2020 COMPOSITE    22.01%       17.41%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2020                FID Freedom 2020
S&P 500
             00372                       F0202
SP001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9940.00                     9933.36
    9982.17
  1996/11/30      10460.00                    10475.14
   10736.72
  1996/12/31      10329.39                    10372.49
   10524.02
  1997/01/31      10662.27                    10725.50
   11181.56
  1997/02/28      10672.36                    10759.19
   11269.23
  1997/03/31      10299.13                    10408.01
   10806.17
  1997/04/30      10652.18                    10758.63
   11451.30
  1997/05/31      11249.41                    11406.63
   12148.46
  1997/06/30      11685.20                    11878.54
   12692.71
  1997/07/31      12455.43                    12592.27
   13702.67
  1997/08/31      11958.84                    12134.28
   12935.04
  1997/09/30      12566.91                    12750.72
   13643.50
  1997/10/31      12110.86                    12358.92
   13187.80
  1997/11/30      12364.22                    12637.85
   13798.27
  1997/12/31      12523.50                    12836.31
   14035.18
  1998/01/31      12691.46                    12991.52
   14190.41
  1998/02/28      13457.77                    13746.82
   15213.83
  1998/03/31      13940.66                    14286.84
   15992.93
  1998/04/30      14056.13                    14430.61
   16153.81
  1998/05/31      13821.29                    14181.06
   15876.13
  1998/06/30      14225.30                    14555.09
   16521.02
  1998/07/31      14214.67                    14367.31
   16345.07
  1998/08/31      12354.11                    12611.87
   13981.90
  1998/09/30      13002.65                    13165.52
   14877.58
  1998/10/31      13683.08                    13964.36
   16087.72
  1998/11/30      14406.04                    14711.26
   17062.80
  1998/12/31      15237.35                    15423.52
   18045.96
  1999/01/31      15717.96                    15826.76
   18800.64
  1999/02/28      15313.81                    15355.01
   18216.32
  1999/03/31      15892.72                    15846.83
   18945.15
  1999/04/30      16296.87                    16452.72
   19678.90
  1999/05/31      15948.57                    16085.57
   19214.28
  1999/06/30      16720.82                    16698.22
   20280.67
  1999/07/31      16552.94                    16399.02
   19647.51
  1999/08/31      16586.51                    16292.96
   19550.25
  1999/09/30      16373.87                    16062.69
   19014.38
IMATRL PRASUN   SHR__CHT 19990930 19991012 120337 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1999, the value of the investment would have grown to $16,374 - a 63.74% increase on the initial investment. For comparison, look at how the S&P 500 Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,014 - a 90.14% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2020 Composite Index would have grown to $16,063 - a 60.63% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* STANDARD & POOR'S 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED
INDEX OF COMMON STOCKS.

FIDELITY FREEDOM 2030 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM 2030            3.44%          28.33%       65.93%

FIDELITY FREEDOM 2030 COMPOSITE  1.46%          23.55%       61.45%

 Wilshire 5000                   0.68%          26.96%       76.94%

 MSCI EAFE                       7.15%          31.24%       34.92%

 LB Aggregate Bond               -0.21%         -0.37%       20.43%

 ML High Yield Master II         -0.68%         3.92%        21.65%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,        PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY FREEDOM 2030              28.33%       18.71%

FIDELITY FREEDOM 2030 COMPOSITE    23.55%       17.61%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2030                FID Freedom 2030
S&P 500
             00373                       F0203
SP001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9930.00                     9925.43
    9982.17
  1996/11/30      10460.00                    10473.38
   10736.72
  1996/12/31      10329.39                    10374.39
   10524.02
  1997/01/31      10662.27                    10718.38
   11181.56
  1997/02/28      10682.44                    10759.42
   11269.23
  1997/03/31      10299.13                    10411.69
   10806.17
  1997/04/30      10652.18                    10759.30
   11451.30
  1997/05/31      11289.01                    11426.04
   12148.46
  1997/06/30      11734.10                    11912.66
   12692.71
  1997/07/31      12513.00                    12628.10
   13702.67
  1997/08/31      11997.10                    12148.33
   12935.04
  1997/09/30      12634.39                    12781.66
   13643.50
  1997/10/31      12128.61                    12353.86
   13187.80
  1997/11/30      12381.50                    12631.32
   13798.27
  1997/12/31      12539.75                    12829.68
   14035.18
  1998/01/31      12728.00                    12995.84
   14190.41
  1998/02/28      13522.85                    13784.42
   15213.83
  1998/03/31      14035.31                    14344.16
   15992.93
  1998/04/30      14160.81                    14490.24
   16153.81
  1998/05/31      13910.46                    14227.93
   15876.13
  1998/06/30      14319.91                    14605.62
   16521.02
  1998/07/31      14309.13                    14414.17
   16345.07
  1998/08/31      12272.67                    12529.23
   13981.90
  1998/09/30      12929.94                    13067.53
   14877.58
  1998/10/31      13651.86                    13915.36
   16087.72
  1998/11/30      14438.43                    14705.82
   17062.80
  1998/12/31      15312.95                    15449.23
   18045.96
  1999/01/31      15820.07                    15867.76
   18800.64
  1999/02/28      15401.14                    15384.09
   18216.32
  1999/03/31      16040.56                    15911.79
   18945.15
  1999/04/30      16481.54                    16566.13
   19678.90
  1999/05/31      16108.67                    16170.00
   19214.28
  1999/06/30      16964.19                    16836.74
   20280.67
  1999/07/31      16795.34                    16526.71
   19647.51
  1999/08/31      16829.11                    16412.03
   19550.25
  1999/09/30      16592.71                    16144.64
   19014.38
IMATRL PRASUN   SHR__CHT 19990930 19991012 120118 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 1999, the value of the investment would have grown to $16,593 - a 65.93% increase on the initial investment. For comparison, look at how the S&P 500 Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,014 - a 90.14% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2030 Composite Index would have grown to $16,145 - a 61.45% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* STANDARD & POOR'S 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED
INDEX OF COMMON STOCKS.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

One of the few things that remained
the same in the U.S. stock and bond
markets during the six-month period
ending September 30, 1999, was
constant change. While the Dow Jones
Industrial Average and Standard &
Poor's 500 Index held on to their
gains for the period, the momentum
the market enjoyed in the second
quarter reversed course as the Dow
and S&P 500 lost 5.40% and 6.24%,
respectively, during the third quarter.
For the six-month period, the Dow
Jones Industrials and S&P 500 index
posted total returns of 6.43% and
0.37%, respectively. With the
exception of the persistently buoyant
technology sector, most stocks were
significantly below their peak levels
as investors sold off equities in light
of the bearish interest-rate outlook.
The combination of ongoing strength
in the U.S. economy and a growing
recovery in global markets prompted
fears of inflation. In an effort to slow the domestic economy and pre-empt inflation, the Federal Reserve Board raised interest rates by 0.25 percentage points on June 30 and again on August 24. In response to the interest-rate hikes, and in anticipation of further increases, the bellwether 30-year Treasury bond yield - which moves in the opposite direction of its price - increased to 6.06% at the end of the period, from its low of 5.43% in April. During the six-month period, the Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable bond market - lost 0.21%.

(photograph of Ren Cheng)(photograph of Scott Stewart)

An interview with Scott Stewart (right photo) and Ren Cheng, Portfolio Managers of Fidelity Freedom Funds

Q. HOW DID THE FUNDS PERFORM, SCOTT?

S.S. For the six-month period that ended September 30, 1999, the Income, 2000 and 2010 portfolios returned 1.35%, 1.67% and 2.40%, respectively. The 2020 and 2030 portfolios returned 3.03% and 3.44%, respectively, over the same period. Each Freedom Fund compares its performance to a composite benchmark, which comprises various indexes and reflects the fund's target allocation mix. Over the past six months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 1.08%, 0.99% and 1.15%, respectively. The composite benchmarks for the 2020 and 2030 portfolios returned 1.36% and 1.46%, respectively, during the same period. For the 12-month period that ended September 30, 1999, the Income, 2000 and 2010 portfolios returned 7.67%, 13.15% and 20.24%, respectively. The 2020 and 2030 portfolios returned 25.93% and 28.33%, respectively, over the same period. The composite benchmarks for the Income, 2000 and 2010 portfolios returned 6.89%, 11.50% and 17.41%, respectively. The benchmarks for the 2020 and 2030 portfolios returned 22.01% and 23.55%, respectively, during the same period.

Q. TURNING TO YOU, REN, WHAT FACTORS INFLUENCED PERFORMANCE OVER THE SIX-MONTH PERIOD?

R.C. Concern over rising interest rates wasn't the only fear to plague the marketplace over the past six months. Unusually high stock valuations also weighed heavily on shareholders' minds, which fueled a dramatic style rotation early in the period from large-cap growth to smaller-cap stocks and value investments. Amid this widespread shift in sentiment, the Freedom Funds still managed to post positive returns relative to their benchmarks for the six-month period. This was by design. The funds' built-in diversification, once again, proved successful in weathering the most extreme market moves. As you would expect, the longer-dated Freedom Funds performed the best due to a higher degree of equity exposure. The portfolios garnered additional returns from Fidelity's research strength, which helped navigate the underlying Fidelity funds in picking the right securities.

Q. WHAT SEGMENTS OF THE MARKET CONTRIBUTED TO PERFORMANCE? WHICH HURT?

R.C. The Freedom Funds' positions in Fidelity international equity funds - most notably Japan and Southeast Asia - performed well over the past six months. Economic recoveries and corporate restructuring programs fueled the Japanese market, bolstering performance. In the U.S., the strong growth of the Internet and consumer demand for data services and telecommunications powered the technology sector during the period. Some of the underlying domestic equity funds that benefited from these trends included Growth Company and OTC. With respect to the funds' underlying high-yield investments, Capital & Income posted strong returns amid a generally poor period for bonds. Superior credit research was the key for us here. Conversely, some of the portfolios' underlying funds that concentrate their investments in large-cap companies - such as Blue Chip Growth, Growth & Income and Fidelity Fund - suffered during the style rotation of the period. On the bond side of the equation, underlying investment-grade funds were handcuffed amid deteriorating interest-rate conditions, keeping portfolio returns restrained for the period.

Q. WHAT ARE THE BENEFITS OF OWNING FUNDS ACROSS THE STYLE SPECTRUM?

R.C. Within the equity market, there are several different investment classes and styles. Some funds specialize in larger-cap stocks, some on smaller-cap stocks. Some specialize in growth, some in value-oriented companies. It's important to know that in this investment world, nothing outperforms anything else forever, and it's very difficult to forecast with any degree of certainty what's going to outperform going forward. So, in order to control portfolio risk, you can't put all of your eggs in one basket, and you need to have various asset classes that cover the entire spectrum. This is exactly what Freedom Funds do. They represent yet another way to look at diversification.

Q. WHAT'S YOUR OUTLOOK?

R.C. I don't see any discernable signs of inflationary pressures building up in the economy. It's become apparent that the Internet and the "dot.coms" are chipping away at the very foundation of traditional inflation, every day, brick by brick - with every click. I do believe, however, that the fear of rising interest rates will linger for some time to come, keeping major markets on uncertain footing. In terms of the funds' strategy, we'll gradually reallocate each Freedom Fund's target investment mix over the coming months. The table below illustrates the target mix we'd like to achieve for each portfolio by the next time we address our shareholders on March 31, 2000.

                               INCOME  2000   2010   2020   2030

Domestic Equity Funds          20.0%   31.5%  47.0%  63.2%  70.0%

International Equity Funds     -       2.9%   6.8%   10.8%  13.3%

Inv. Grade Fixed-Income Funds  40.0%   39.7%  34.0%  18.5%  8.3%

High Yield Fixed-Income Funds  -       2.8%   5.9%   7.5%   8.4%

Money Market Funds             40.0%   23.1%  6.3%   -      -

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

REFLECTING THE CHANGES TO THE TARGET INVESTMENT MIXES DESCRIBED ABOVE, EACH FUND'S COMPOSITE BENCHMARK WILL CHANGE ITS ALLOCATION AS OF
DECEMBER 31, 1999. THE TABLE BELOW ILLUSTRATES THESE CHANGES.

COMPOSITE BENCHMARKS

                         INCOME  2000   2010   2020   2030

Wilshire 5000            20.0%   32.7%  48.6%  63.9%  69.8%

MSCI EAFE                -       3.3%   7.3%   11.1%  13.7%

LB Aggregate Bond        40.0%   39.7%  32.5%  17.5%  7.8%

ML High Yield Master II  -       3.1%   6.1%   7.5%   8.7%

LB 3 Month T-Bill        40.0%   21.2%  5.5%   -      -


(checkmark)FUND FACTS

GOAL: The Income fund seeks
high current income and, as
a secondary objective,
capital appreciation. The
2000, 2010, 2020 and
2030 funds each seek high
total return. Each fund seeks
to achieve its goal by
investing in a combination of
equity, fixed-income and
money market underlying
Fidelity funds.

FUND NUMBERS: Income (369);
2000 (370); 2010 (371);
2020 (372); 2030 (373)

SIZE: as of September 30,
1999, more than $216
million (Income); $621 million
(2000); $1.3 billion (2010);
$1.2 billion (2020); $537
million (2030)

MANAGERS: Ren Cheng,
since inception; manager,
various structured investments
for Fidelity Management Trust
Company; joined Fidelity in
1994; Scott Stewart, since
inception; manager, Fidelity
Fifty, 1993-1999; founder
and head of Fidelity's
Structured Equity Group,
since 1987; joined Fidelity in
1987

REN CHENG ON WHAT HAPPENS
TO A FREEDOM FUND IN ITS
TARGET YEAR:

"One of the major benefits to
shareholders is that Freedom
Funds do not mature. That is,
investors are not required to
re-allocate to another investment
when a fund reaches its target
date. Let's take Freedom 2000 as
an example. With the projected
investor retirement age at 65, this
fund's asset allocation will roll
down fully to the Freedom Income
Fund - meaning, move to the
most conservative asset mix -
approximately six to seven years
later, or the year 2006-2007. At
that time, it will merge with
Freedom Income. During the
roll-down process, the focus will
rest squarely on keeping risk
control in place. This reflects the
current demographic trend of not
ending all income sources
immediately upon retirement,
since, as we know, many people
continue to work part-time for a
while after they officially retire.
The funds don't mature because
investment-wise, there isn't a
distinct line between
pre-retirement and
post-retirement. It's typically a
gradual transition.

"Portfolio risk control in
post-retirement is even more
important than in pre-retirement
because in the latter, an investor
continues to put money in, taking
advantage of dollar-cost
averaging. Conversely, as the
shareholder takes money out, any
market dip will undoubtedly hurt
him. The Freedom Funds recognize
the importance of managing risk
in post-retirement, and help by
designing a very smooth roll-down
process."

FIDELITY FREEDOM INCOME FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF SEPTEMBER
30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund           3.0%                     2.9%

Disciplined Equity Fund         2.9                      3.0

Equity-Income Fund              2.8                      2.9

Fidelity Fund                   2.9                      3.0

Growth & Income Portfolio       3.0                      2.9

Growth Company Fund             2.8                      3.0

OTC Portfolio                     2.1                      2.0

                                 19.5                     19.7

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund          15.2                     15.1

Intermediate Bond Fund          9.9                      9.9

Investment Grade Bond Fund       15.2                     15.2

                                 40.3                     40.2

MONEY MARKET FUND

Fidelity Money Market Trust:     40.2                     40.1
Retirement Money Market
Portfolio

                                100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO
Row: 1, Col: 1, Value: 40.1
Row: 1, Col: 2, Value: 40.2
Row: 1, Col: 3, Value: 19.7

19.7%
40.1%
40.2%

CURRENT

Row: 1, Col: 1, Value: 40.2
Row: 1, Col: 2, Value: 40.3
Row: 1, Col: 3, Value: 19.5

19.5%
40.2%
40.3%

EXPECTED

Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 20.0

20.0%
40.0%
40.0%

Domestic Equity funds
Investment Grade Fixed-Income funds
Money Market fund

THE SIX MONTHS AGO ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE EXPECTED ALLOCATION REPRESENTS THE
FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 2000.

FIDELITY FREEDOM INCOME FUND

INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 19.5%

                               SHARES                          VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 19.5%

Blue Chip Growth Fund           128,053                        $ 6,412,913

Disciplined Equity Fund         198,491                         6,202,857

Equity-Income Fund              110,124                         6,170,222

Fidelity Fund                   175,636                         6,231,548

Growth & Income Portfolio       151,490                         6,530,742

Growth Company Fund             98,143                          6,166,322

OTC Portfolio                   94,849                          4,506,292

TOTAL EQUITY FUNDS                                              42,220,896
(Cost $36,594,134)

FIXED-INCOME FUNDS - 40.3%



INVESTMENT GRADE FIXED-INCOME
FUNDS - 40.3%

Government Income Fund          3,454,054                       32,951,675

Intermediate Bond Fund          2,180,690                       21,545,217

Investment Grade Bond Fund      4,709,702                       33,015,009

TOTAL FIXED-INCOME FUNDS                                        87,511,901
(Cost $90,950,155)

MONEY MARKET FUND - 40.2%



Fidelity Money Market Trust:    87,229,725                      87,229,725
Retirement Money Market
Portfolio (Cost $87,229,725)

CASH EQUIVALENTS - 0.0%

                               MATURITY AMOUNT

Investments in repurchase      $ 29,004                         29,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.25%,
dated 9/30/99 due 10/1/99
(Cost $29,000)

TOTAL INVESTMENT IN                                           $ 216,991,522
SECURITIES - 100%
(Cost $214,803,014)

OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $57,201,808 and $34,681,030, respectively.

INCOME TAX INFORMATION

At September 30, 1999, the aggregate cost of investment securities for income tax purposes was $215,492,228. Net unrealized appreciation aggregated $1,499,294, of which $5,409,109 related to appreciated investment securities and $3,909,815 related to depreciated investment securities.

FIDELITY FREEDOM INCOME FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                           SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 216,991,522
value (including repurchase
agreements of $29,000) (cost
$214,803,014) -  See
accompanying schedule

Cash                                         291

Receivable for Freedom Fund                  644,022
shares sold

Dividends receivable                         792,247

 TOTAL ASSETS                                218,428,082

LIABILITIES

Payable for underlying fund      $ 896,472
shares purchased

Payable for Freedom Fund          529,339
shares redeemed

Accrued management fee            14,441

Distributions payable             769

 TOTAL LIABILITIES                           1,441,021

NET ASSETS                                  $ 216,987,061

Net Assets consist of:

Paid in capital                             $ 213,294,739

Undistributed net investment                 816,961
income

Accumulated undistributed net                686,853
realized gain (loss)  on
investments

Net unrealized appreciation                  2,188,508
(depreciation) on investments

NET ASSETS, for 19,569,885                  $ 216,987,061
shares outstanding

NET ASSET VALUE, offering                    $11.09
price and redemption price
per share ($216,987,061
(divided by) 19,569,885
shares)

STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED SEPTEMBER
                                 30, 1999 (UNAUDITED)

INVESTMENT INCOME                         $ 4,718,897
Income distributions from
underlying funds

Interest                                   1,054

 TOTAL INCOME                              4,719,951

EXPENSES

Management fee                $ 107,533

Non-interested trustees'       298
compensation

 Total expenses before         107,831
reductions

 Expense reductions            (31,555)    76,276

NET INVESTMENT INCOME                      4,643,675

REALIZED AND UNREALIZED GAIN   249,647
(LOSS)
Realized gain (loss) on sale
of underlying fund shares

Capital gain distributions     1,274,750   1,524,397
from underlying funds

Change in net unrealized                   (3,421,798)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (1,897,401)

NET INCREASE (DECREASE) IN                $ 2,746,274
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from                       $ 21,820
investment adviser

 Transfer agent credits                    9,735

                                          $ 31,555

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED SEPTEMBER  YEAR ENDED  MARCH 31,
                                 30, 1999 (UNAUDITED)        1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 4,643,675                 $ 5,707,270
income

 Net realized gain (loss)         1,524,397                   1,145,393

 Change in net unrealized         (3,421,798)                 4,467,050
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       2,746,274                   11,319,713
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (4,579,484)                 (5,362,025)
From net investment income

 From net realized gain           (1,299,242)                 (1,020,486)

 TOTAL DISTRIBUTIONS              (5,878,726)                 (6,382,511)

Share transactions Net            115,207,467                 277,936,617
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    5,779,118                   6,288,639

 Cost of Freedom Fund shares      (98,504,612)                (146,997,230)
redeemed

 NET INCREASE (DECREASE) IN       22,481,973                  137,228,026
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       19,349,521                  142,165,228
IN NET ASSETS

NET ASSETS

 Beginning of period              197,637,540                 55,472,312

 End of period (including        $ 216,987,061               $ 197,637,540
undistributed net investment
income of $816,961 and
$752,770, respectively)

OTHER INFORMATION
Shares

 Sold                             10,299,175                  25,277,092

 Issued in reinvestment of        518,094                     571,496
distributions

 Redeemed                         (8,813,703)                 (13,347,804)

 Net increase (decrease)          2,003,566                   12,500,784


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED  SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999 (UNAUDITED)

                                                              1999                   1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.25                      $ 10.95                $ 10.06   $ 10.00
period

Income from Investment
Operations

Net investment income D           .24                          .49                    .50       .22

Net realized and  unrealized      (.09)                        .40                    .96       (.02)
gain (loss)

Total from investment             .15                          .89                    1.46      .20
operations

Less Distributions

 From net investment income       (.24)                        (.47)                  (.51)     (.14)

From net realized gain            (.07)                        (.12)                  (.06)     -

Total distributions               (.31)                        (.59)                  (.57)     (.14)

Net asset value, end of period   $ 11.09                      $ 11.25                $ 10.95   $ 10.06

TOTAL RETURN B, C                 1.35%                        8.41%                  14.88%    1.99%

RATIOS AND SUPPLEMENTAL DATA
 (amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 216,987                    $ 197,638              $ 55,472  $ 9,427
(000 omitted)

Ratio of expenses to average      .08% A, F                    .08% F                 .08% F    .08% A, F
net assets

Ratio of expenses to average      .07% A, G                    .07% G                 .08%      .08% A
net assets after expense
reductions

Ratio of net investment           4.32% A                      4.46%                  4.71%     4.95% A
income to average net assets

Portfolio turnover rate           33% A                        29%                    33%       32% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2000 FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF SEPTEMBER
30, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                         MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            5.1%                     5.1%

Disciplined Equity Fund          5.0                      5.1

Equity-Income Fund               5.0                      5.0

Fidelity Fund                    5.0                      5.1

Growth & Income Portfolio        5.2                      5.1

Growth Company Fund              4.9                      5.1

OTC Portfolio                      3.6                      3.4

                                  33.8                     33.9

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   0.9                      0.9

Europe Fund                      1.2                      1.2

Japan Fund                       0.4                      0.3

Overseas Fund                    0.9                      0.9

Southeast Asia Fund                0.2                      0.1

                                   3.6                      3.4

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           14.9                     15.2

Intermediate Bond Fund           9.8                      10.0

Investment Grade Bond Fund        15.0                     15.2

                                  39.7                     40.4

HIGH YIELD FIXED-INCOME FUNDS

Capital & Income Fund              3.5                      3.3

MONEY MARKET FUND

Fidelity Money Market Trust:      19.4                     19.0
Retirement Money Market
Portfolio

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO

19.0% (MM)
33.9% (DE)
3.3% (HY)
40.4% (IG)
3.4% (IE)

Row: 1, Col: 1, Value: 19.0
Row: 1, Col: 2, Value: 3.3
Row: 1, Col: 3, Value: 40.4
Row: 1, Col: 4, Value: 3.4
Row: 1, Col: 5, Value: 33.9

CURRENT

19.4% (MM)
33.8% (DE)
3.5% (HY)
3.6% (IE)
39.7% (IG)

Row: 1, Col: 1, Value: 19.4
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 39.7
Row: 1, Col: 4, Value: 3.6
Row: 1, Col: 5, Value: 33.8

EXPECTED

23.1% (MM)
31.5% (DE)
2.8% (HY)
39.7% (IG)
2.9% (IE)

Row: 1, Col: 1, Value: 23.1
Row: 1, Col: 2, Value: 2.8
Row: 1, Col: 3, Value: 39.7
Row: 1, Col: 4, Value: 2.9
Row: 1, Col: 5, Value: 31.5

Equity

DE = Domestic Equity funds
IE = International Equity funds

Fixed-income

IG = Investment Grade funds
HY = High Yield funds

Money Market fund (MM)

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 2000.

FIDELITY FREEDOM 2000 FUND

INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



EQUITY FUNDS - 37.4%

                                 SHARES                          VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 33.8%

Blue Chip Growth Fund             635,956                        $ 31,848,653

Disciplined Equity Fund           989,470                         30,920,922

Equity-Income Fund                549,074                         30,764,631

Fidelity Fund                     874,070                         31,012,013

Growth & Income Portfolio         753,058                         32,464,319

Growth Company Fund               488,153                         30,670,668

OTC Portfolio                     470,556                         22,356,093

                                                                  210,037,299

INTERNATIONAL EQUITY FUNDS -
3.6%

Diversified International Fund    278,335                         5,697,528

Europe Fund                       239,366                         7,815,314

Japan Fund                        117,982                         2,386,778

Overseas Fund                     138,235                         5,682,857

Southeast Asia Fund               92,709                          1,065,231

                                                                  22,647,708

TOTAL EQUITY FUNDS                                                232,685,007
(Cost $197,779,495)

FIXED-INCOME FUNDS - 43.2%



HIGH YIELD FIXED-INCOME FUNDS
- 3.5%

Capital & Income Fund             2,253,807                       21,501,316

INVESTMENT GRADE FIXED-INCOME
FUNDS - 39.7%

Government Income Fund            9,734,482                       92,866,955

Intermediate Bond Fund            6,149,110                       60,753,206

Investment Grade Bond Fund        13,270,977                      93,029,546

                                                                  246,649,707

TOTAL FIXED-INCOME FUNDS                                          268,151,023
(Cost $278,085,664)

MONEY MARKET FUND - 19.4%



Fidelity Money Market Trust:      120,707,667                     120,707,667
Retirement Money Market
Portfolio (Cost $120,707,667)

CASH EQUIVALENTS - 0.0%

                                 MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase        $ 43,006                        $ 43,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.25%,
dated 9/30/99 due 10/1/99
(Cost $43,000)

TOTAL INVESTMENT IN                                              $ 621,586,697
SECURITIES - 100%
(Cost $596,615,826)


OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $149,037,258 and $83,004,550, respectively.

INCOME TAX INFORMATION

At September 30, 1999, the aggregate
cost of investment securities for income tax purposes was $599,491,665. Net unrealized appreciation aggregated $22,095,032, of which $34,102,332 related to appreciated investment securities and $12,007,300 related to depreciated investment securities.

FIDELITY FREEDOM 2000 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                             SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 621,586,697
value (including repurchase
agreements of $43,000) (cost
$596,615,826) -  See
accompanying schedule

Cash                                           238

Receivable for Freedom Fund                    1,343,998
shares sold

Dividends receivable                           1,859,395

 TOTAL ASSETS                                  624,790,328

LIABILITIES

Payable for underlying fund      $ 2,462,167
shares purchased

Payable for Freedom Fund          707,144
shares redeemed

Accrued management fee            41,539

 TOTAL LIABILITIES                             3,210,850

NET ASSETS                                    $ 621,579,478

Net Assets consist of:

Paid in capital                               $ 580,873,252

Undistributed net investment                   11,200,373
income

Accumulated undistributed net                  4,534,982
realized gain (loss)  on
investments

Net unrealized appreciation                    24,970,871
(depreciation) on investments

NET ASSETS, for 49,517,880                    $ 621,579,478
shares outstanding

NET ASSET VALUE, offering                      $12.55
price and redemption price
per share ($621,579,478
(divided by) 49,517,880
shares)

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED SEPTEMBER
                                  30, 1999 (UNAUDITED)

INVESTMENT INCOME                         $ 11,247,759
Income distributions from
underlying funds

Interest                                   1,551

 TOTAL INCOME                              11,249,310

EXPENSES

Management fee                $ 304,002

Non-interested trustees'       837
compensation

 Total expenses before         304,839
reductions

 Expense reductions            (92,081)    212,758

NET INVESTMENT INCOME                      11,036,552

REALIZED AND UNREALIZED GAIN   1,202,674
(LOSS)
Realized gain (loss) on sale
of underlying fund shares

Capital gain distributions     6,526,875   7,729,549
from underlying funds

Change in net unrealized                   (9,371,063)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (1,641,514)

NET INCREASE (DECREASE) IN                $ 9,395,038
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from                       $ 62,946
investment adviser

 Custodian credits                         112

 Transfer agent credits                    29,023

                                          $ 92,081

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED SEPTEMBER  YEAR ENDED  MARCH 31,
                                 30, 1999 (UNAUDITED)        1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 11,036,552                $ 16,112,596
income

 Net realized gain (loss)         7,729,549                   8,949,255

 Change in net unrealized         (9,371,063)                 21,119,190
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       9,395,038                   46,181,041
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (4,607,276)                 (14,832,976)
From net investment income

 From net realized gain           (7,371,719)                 (6,958,244)

 TOTAL DISTRIBUTIONS              (11,978,995)                (21,791,220)

Share transactions Net            212,828,698                 485,624,589
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    11,945,639                  21,766,208

 Cost of Freedom Fund shares      (164,328,534)               (293,188,489)
redeemed

 NET INCREASE (DECREASE) IN       60,445,803                  214,202,308
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       57,861,846                  238,592,129
IN NET ASSETS

NET ASSETS

 Beginning of period              563,717,632                 325,125,503

 End of period (including        $ 621,579,478               $ 563,717,632
undistributed net investment
income of $11,200,373 and
$4,771,097, respectively)

OTHER INFORMATION
Shares

 Sold                             16,846,443                  40,067,493

 Issued in reinvestment of        954,125                     1,786,671
distributions

 Redeemed                         (13,012,254)                (24,267,906)

 Net increase (decrease)          4,788,314                   17,586,258


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999 (UNAUDITED)

                                                             1999                   1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.60                     $ 11.98                $ 10.12    $ 10.00
period

Income from Investment
Operations

Net investment income D           .23                         .45                    .60        .18

Net realized and unrealized       (.02)                       .78                    1.71       .03
gain (loss)

Total from investment             .21                         1.23                   2.31       .21
operations

Less Distributions

 From net investment income       (.10)                       (.40)                  (.33)      (.09)

From net realized gain            (.16)                       (.21)                  (.12)      -

Total distributions               (.26)                       (.61)                  (.45)      (.09)

Net asset value, end of period   $ 12.55                     $ 12.60                $ 11.98    $ 10.12

TOTAL RETURN B, C                 1.67%                       10.51%                 23.25%     2.09%

RATIOS AND SUPPLEMENTAL DATA
 (amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 621,579                   $ 563,718              $ 325,126  $ 15,946
(000 omitted)

Ratio of expenses to average      .08% A, F                   .08% F                 .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% A, G                   .07% G                 .08%       .08% A
net assets after expense
reductions

Ratio of net investment           3.65% A                     3.76%                  3.72%      4.00% A
income to average net assets

Portfolio turnover rate           28% A                       27%                    24%        19% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

FSTRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2010 FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF SEPTEMBER
30, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                         MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            7.6%                     7.6%

Disciplined Equity Fund         7.4                      7.7

Equity-Income Fund              7.3                      7.6

Fidelity Fund                   7.4                      7.7

Growth & Income Portfolio       7.8                      7.6

Growth Company Fund             7.3                      7.6

OTC Portfolio                     5.3                      5.1

                                 50.1                      50.9

INTERNATIONAL EQUITY FUNDS

Diversified International Fund  1.9                      2.0

Europe Fund                     2.7                      2.8

Japan Fund                      0.8                      0.8

Overseas Fund                   2.0                      1.9

Southeast Asia Fund               0.4                      0.4

                                  7.8                      7.9

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund          11.7                     11.4

Intermediate Bond Fund          7.6                      7.5

Investment Grade Bond Fund       11.7                     11.5

                                 31.0                     30.4

HIGH YIELD FIXED-INCOME FUNDS

Capital & Income Fund             6.4                      6.5

MONEY MARKET FUND

Fidelity Money Market Trust:      4.7                      4.3
Retirement Money Market
Portfolio

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO

4.3% (MM)
6.5% (HY)
50.9% (DE)
30.4% (IG)
7.9% (IE)

Row: 1, Col: 1, Value: 4.3
Row: 1, Col: 2, Value: 6.5
Row: 1, Col: 3, Value: 30.4
Row: 1, Col: 4, Value: 7.9
Row: 1, Col: 5, Value: 50.9

CURRENT

4.7% (MM)
6.4% (HY)
50.1% (DE)
31.0% (IG)
7.8% (IE)

Row: 1, Col: 1, Value: 4.7
Row: 1, Col: 2, Value: 6.4
Row: 1, Col: 3, Value: 31.0
Row: 1, Col: 4, Value: 7.8
Row: 1, Col: 5, Value: 50.1

EXPECTED

6.3% (MM)
5.9% (HY)
47.0% (DE)
34.0% (IG)
6.8% (IE)

Row: 1, Col: 1, Value: 5.2
Row: 1, Col: 2, Value: 6.2
Row: 1, Col: 3, Value: 31.8
Row: 1, Col: 4, Value: 7.4
Row: 1, Col: 5, Value: 49.4

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

IG = Investment Grade funds

HY = High Yield funds

Money Market fund (MM)

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 2000.

FIDELITY FREEDOM 2010 FUND

INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



EQUITY FUNDS - 57.9%

                                 SHARES                            VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 50.1%

Blue Chip Growth Fund             2,038,837                        $ 102,104,968

Disciplined Equity Fund           3,168,709                         99,022,160

Equity-Income Fund                1,757,515                         98,473,557

Fidelity Fund                     2,796,582                         99,222,745

Growth & Income Portfolio         2,412,188                         103,989,439

Growth Company Fund               1,562,504                         98,172,097

OTC Portfolio                     1,507,447                         71,618,794

                                                                    672,603,760

INTERNATIONAL EQUITY FUNDS -
7.8%

Diversified International Fund    1,284,071                         26,284,942

Europe Fund                       1,107,880                         36,172,284

Japan Fund                        533,798                           10,798,737

Overseas Fund                     639,401                           26,285,786

Southeast Asia Fund               424,948                           4,882,650

                                                                    104,424,399

TOTAL EQUITY FUNDS                                                  777,028,159
(Cost $676,275,973)

FIXED-INCOME FUNDS - 37.4%



HIGH YIELD FIXED-INCOME FUNDS
- 6.4%

Capital & Income Fund             8,955,814                         85,438,468

INVESTMENT GRADE FIXED-INCOME
FUNDS - 31.0%

Government Income Fund            16,410,664                        156,557,736

Intermediate Bond Fund            10,371,566                        102,471,068

Investment Grade Bond Fund        22,376,544                        156,859,572

                                                                    415,888,376

TOTAL FIXED-INCOME FUNDS                                            501,326,844
(Cost $517,294,780)

MONEY MARKET FUND - 4.7%



Fidelity Money Market Trust:      62,976,441                        62,976,441
Retirement Money Market
Portfolio (Cost $62,976,441)

CASH EQUIVALENTS - 0.0%

                                 MATURITY AMOUNT                   VALUE (NOTE 1)

Investments in repurchase        $ 88,013                          $ 88,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.25%,
dated 9/30/99 due 10/1/99
(Cost $88,000)

TOTAL INVESTMENT IN                                                $ 1,341,419,444
SECURITIES - 100%
(Cost $1,256,635,194)


OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $392,565,065 and $126,819,182, respectively.

INCOME TAX INFORMATION

At September 30, 1999, the aggregate
cost of investment securities for income tax purposes was $1,263,363,652. Net unrealized appreciation aggregated $78,055,792, of which $105,102,644 related to appreciated investment securities and $27,046,852 related to depreciated investment securities.

FIDELITY FREEDOM 2010 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 1,341,419,444
value (including repurchase
agreements of $88,000) (cost
$1,256,635,194) -  See
accompanying schedule

Cash                                           779

Receivable for Freedom Fund                    2,915,702
shares sold

Dividends receivable                           2,887,598

 TOTAL ASSETS                                  1,347,223,523

LIABILITIES

Payable for underlying fund      $ 3,849,973
shares purchased

Payable for Freedom Fund          1,876,363
shares redeemed

Accrued management fee            90,128

 TOTAL LIABILITIES                             5,816,464

NET ASSETS                                    $ 1,341,407,059

Net Assets consist of:

Paid in capital                               $ 1,222,808,141

Undistributed net investment                   16,699,567
income

Accumulated undistributed net                  17,115,101
realized gain (loss)  on
investments

Net unrealized appreciation                    84,784,250
(depreciation) on investments

NET ASSETS, for 97,300,196                    $ 1,341,407,059
shares outstanding

NET ASSET VALUE, offering                      $13.79
price and redemption price
per share ($1,341,407,059
(divided by) 97,300,196
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED SEPTEMBER
                                   30, 1999 (UNAUDITED)

INVESTMENT INCOME                          $ 17,476,861
Income distributions from
underlying funds

Interest                                    4,202

 TOTAL INCOME                               17,481,063

EXPENSES

Management fee                $ 622,037

Non-interested trustees'       1,676
compensation

 Total expense before          623,713
reductions

 Expense reductions            (183,245)    440,468

NET INVESTMENT INCOME                       17,040,595

REALIZED AND UNREALIZED GAIN   2,613,053
(LOSS)
Realized gain (loss) on sale
of underlying fund shares

Capital gain distributions     20,789,824   23,402,877
from underlying funds

Change in net unrealized                    (15,848,563)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             7,554,314

NET INCREASE (DECREASE) IN                 $ 24,594,909
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from                        $ 128,957
investment adviser

 Custodian credits                          71

 Transfer agent credits                     54,217

                                           $ 183,245

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED SEPTEMBER  YEAR ENDED  MARCH 31, 1999
                                 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 17,040,595                $ 22,401,098
income

 Net realized gain (loss)         23,402,877                  24,015,208

 Change in net unrealized         (15,848,563)                58,372,346
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       24,594,909                  104,788,652
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (5,811,662)                 (22,500,156)
From net investment income

 From net realized gain           (19,095,536)                (16,254,418)

 TOTAL DISTRIBUTIONS              (24,907,198)                (38,754,574)

Share transactions Net            401,243,166                 623,553,298
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    24,886,003                  38,733,842

 Cost of Freedom Fund shares      (173,319,084)               (286,768,408)
redeemed

 NET INCREASE (DECREASE) IN       252,810,085                 375,518,732
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       252,497,796                 441,552,810
IN NET ASSETS

NET ASSETS

 Beginning of period              1,088,909,263               647,356,453

 End of period (including        $ 1,341,407,059             $ 1,088,909,263
undistributed net investment
income of $16,699,567 and
$5,470,634, respectively)

OTHER INFORMATION
Shares

 Sold                             28,816,044                  47,946,684

 Issued in reinvestment of        1,807,263                   2,955,502
distributions

 Redeemed                         (12,455,871)                (22,294,089)

 Net increase (decrease)          18,167,436                  28,608,097


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999 (UNAUDITED)

                                                              1999                   1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.76                     $ 12.81                $ 10.15    $ 10.00
period

Income from Investment
Operations

Net investment income D           .19                         .36                    .30        .11

Net realized and unrealized       .14                         1.22                   2.82       .15
gain (loss)

Total from investment             .33                         1.58                   3.12       .26
operations

Less Distributions

 From net investment income       (.07)                       (.35)                  (.37)      (.11)

From net realized gain            (.23)                       (.28)                  (.09)      -

Total distributions               (.30)                       (.63)                  (.46)      (.11)

Net asset value, end of period   $ 13.79                     $ 13.76                $ 12.81    $ 10.15

TOTAL RETURN B, C                 2.40%                       12.65%                 31.31%     2.59%

RATIOS AND SUPPLEMENTAL DATA

 (amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 1,341,407                 $ 1,088,909            $ 647,356  $ 23,600
(000 omitted)

Ratio of expenses to average      .08% A, F                   .08% F                 .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% A, G                   .07% G                 .08%       .08% A
net assets after expense
reductions

Ratio of net investment           2.75% A                     2.82%                  2.54%      2.56% A
income to average net assets

Portfolio turnover rate           21% A                       27%                    20%        3% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2020 FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF SEPTEMBER
30, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                         MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            9.8%                     9.8%

Disciplined Equity Fund          9.5                      9.8

Equity-Income Fund               9.4                      9.7

Fidelity Fund                    9.5                      9.8

Growth & Income Portfolio        10.0                     9.7

Growth Company Fund              9.4                      9.8

OTC Portfolio                      6.9                      6.5

                                  64.5                     65.1

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   2.9                      2.9

Europe Fund                      4.0                      4.0

Japan Fund                       1.2                      1.2

Overseas Fund                    2.9                      2.9

Southeast Asia Fund                0.5                      0.6

                                  11.5                     11.6

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           6.2                      5.9

Intermediate Bond Fund           4.0                      3.8

Investment Grade Bond Fund         6.2                      5.9

                                  16.4                     15.6

HIGH YIELD FIXED-INCOME FUNDS

Capital & Income Fund              7.6                      7.7

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO

7.7% (HY)
65.1% (DE)
15.6% (IG)
11.6% (IE)

Row: 1, Col: 1, Value: 7.7
Row: 1, Col: 2, Value: 15.6
Row: 1, Col: 3, Value: 11.6
Row: 1, Col: 4, Value: 65.09999999999999

CURRENT

7.6% (HY)
16.4% (IG)
64.5% (DE)
11.5% (IE)

Row: 1, Col: 1, Value: 7.6
Row: 1, Col: 2, Value: 16.4
Row: 1, Col: 3, Value: 11.5
Row: 1, Col: 4, Value: 64.5

EXPECTED

7.5% (HY)
18.5% (IG)
63.2% (DE)
10.8% (IE)

Row: 1, Col: 1, Value: 7.5
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 11.1
Row: 1, Col: 4, Value: 64.40000000000001

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

IG = Investment Grade funds

HY = High Yield funds

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 2000.

FIDELITY FREEDOM 2020 FUND

INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



EQUITY FUNDS - 76.0%

                                 SHARES                            VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 64.5%

Blue Chip Growth Fund             2,376,571                        $ 119,018,682

Disciplined Equity Fund           3,694,800                         115,462,515

Equity-Income Fund                2,048,382                         114,770,820

Fidelity Fund                     3,259,889                         115,660,861

Growth & Income Portfolio         2,812,520                         121,247,736

Growth Company Fund               1,823,787                         114,588,528

OTC Portfolio                     1,758,751                         83,558,257

                                                                    784,307,399

INTERNATIONAL EQUITY FUNDS -
11.5%

Diversified International Fund    1,717,791                         35,163,172

Europe Fund                       1,472,568                         48,079,336

Japan Fund                        709,770                           14,358,644

Overseas Fund                     851,639                           35,010,866

Southeast Asia Fund               558,549                           6,417,722

                                                                    139,029,740

TOTAL EQUITY FUNDS                                                  923,337,139
(Cost $804,719,164)

FIXED-INCOME FUNDS - 24.0%



HIGH YIELD FIXED-INCOME FUNDS
- 7.6%

Capital & Income Fund             9,643,498                         91,998,966

INVESTMENT GRADE FIXED-INCOME
FUNDS - 16.4%

Government Income Fund            7,890,124                         75,271,779

Intermediate Bond Fund            4,981,876                         49,220,934

Investment Grade Bond Fund        10,744,551                        75,319,303

                                                                    199,812,016

TOTAL FIXED-INCOME FUNDS                                            291,810,982
(Cost $300,921,813)

CASH EQUIVALENTS - 0.0%

                                 MATURITY AMOUNT                   VALUE (NOTE 1)

Investments in repurchase        $ 130,019                         $ 130,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.25%,
dated 9/30/99 due 10/1/99
(Cost $130,000)

TOTAL INVESTMENT IN                                                $ 1,215,278,121
SECURITIES - 100%
(Cost $1,105,770,977)


OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $314,019,195 and $86,884,328, respectively.

INCOME TAX INFORMATION

At September 30, 1999, the aggregate
cost of investment securities for income tax purposes was $1,111,531,110. Net unrealized appreciation aggregated $103,747,011, of which $126,069,869 related to appreciated investment securities and $22,322,858 related to depreciated investment securities.

FIDELITY FREEDOM 2020 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 1,215,278,121
value (including repurchase
agreements of $130,000)
(cost $1,105,770,977) -  See
accompanying schedule

Cash                                           964

Receivable for Freedom Fund                    2,451,527
shares sold

Dividends receivable                           1,598,368

 TOTAL ASSETS                                  1,219,328,980

LIABILITIES

Payable for underlying fund      $ 2,619,479
shares purchased

Payable for Freedom Fund          1,382,058
shares redeemed

Accrued management fee            81,674

 TOTAL LIABILITIES                             4,083,211

NET ASSETS                                    $ 1,215,245,769

Net Assets consist of:

Paid in capital                               $ 1,073,891,537

Undistributed net investment                   9,879,012
income

Accumulated undistributed net                  21,968,076
realized gain (loss)  on
investments

Net unrealized appreciation                    109,507,144
(depreciation) on investments

NET ASSETS, for 83,062,335                    $ 1,215,245,769
shares outstanding

NET ASSET VALUE, offering                      $14.63
price and redemption price
per share ($1,215,245,769
(divided by) 83,062,335
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED SEPTEMBER
                                   30, 1999 (UNAUDITED)

INVESTMENT INCOME                          $ 11,114,241
Income distributions from
underlying funds

Interest                                    3,664

 TOTAL INCOME                               11,117,905

EXPENSES

Management fee                $ 566,306

Non-interested trustees'       1,541
compensation

 Total expenses before         567,847
reductions

 Expense reductions            (163,402)    404,445

NET INVESTMENT INCOME                       10,713,460

REALIZED AND UNREALIZED GAIN   2,456,543
(LOSS)
Realized gain (loss) on sale
of underlying fund shares

Capital gain distributions     24,082,742   26,539,285
from underlying funds

Change in net unrealized                    (8,982,988)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             17,556,297

NET INCREASE (DECREASE) IN                 $ 28,269,757
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from                        $ 113,822
investment adviser

 Custodian credits                          6

 Transfer agent credits                     49,574

                                           $ 163,402

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED SEPTEMBER  YEAR ENDED  MARCH 31, 1999
                                 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 10,713,460                $ 14,722,645
income

 Net realized gain (loss)         26,539,285                  28,565,852

 Change in net unrealized         (8,982,988)                 70,879,089
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       28,269,757                  114,167,586
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (3,574,878)                 (16,160,557)
From net investment income

 From net realized gain           (22,162,715)                (14,186,440)

 TOTAL DISTRIBUTIONS              (25,737,593)                (30,346,997)

Share transactions Net            343,047,712                 557,805,316
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    25,722,849                  30,338,310

 Cost of Freedom Fund shares      (150,705,096)               (254,918,709)
redeemed

 NET INCREASE (DECREASE) IN       218,065,465                 333,224,917
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       220,597,629                 417,045,506
IN NET ASSETS

NET ASSETS

 Beginning of period              994,648,140                 577,602,634

 End of period (including        $ 1,215,245,769             $ 994,648,140
undistributed net investment
income of $9,879,012 and
$2,740,430, respectively)

OTHER INFORMATION
Shares

 Sold                             23,126,468                  41,631,295

 Issued in reinvestment of        1,760,633                   2,209,990
distributions

 Redeemed                         (10,167,895)                (18,984,307)

 Net increase (decrease)          14,719,206                  24,856,978


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH 31,
                                 30, 1999 (UNAUDITED)

                                                             1999                   1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.55                     $ 13.28                $ 10.21    $ 10.00
period

Income from Investment
Operations

Net investment income D           .14                         .27                    .21        .08

Net realized and unrealized       .30                         1.55                   3.33       .22
gain (loss)

Total from investment             .44                         1.82                   3.54       .30
operations

Less Distributions

 From net investment income       (.05)                       (.28)                  (.34)      (.09)

From net realized gain            (.31)                       (.27)                  (.13)      -

Total distributions               (.36)                       (.55)                  (.47)      (.09)

Net asset value, end of period   $ 14.63                     $ 14.55                $ 13.28    $ 10.21

TOTAL RETURN B, C                 3.03%                       14.00%                 35.36%     2.99%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 1,215,246                 $ 994,648              $ 577,603  $ 14,958
(000 omitted)

Ratio of expenses to average      .08% A, F                   .08% F                 .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% A, G                   .07% G                 .08%       .08% A
net assets after expense
reductions

Ratio of net investment           1.89% A                     2.03%                  1.76%      1.75% A
income to average net assets

Portfolio turnover rate           16% A                       18%                    15%        21% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2030 FUND
INVESTMENT CHANGES



FUND HOLDINGS AS OF SEPTEMBER
30, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                         MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            10.5%                    10.4%

Disciplined Equity Fund          10.2                     10.5

Equity-Income Fund               10.2                     10.4

Fidelity Fund                    10.3                     10.5

Growth & Income Portfolio        10.7                     10.4

Growth Company Fund              10.2                     10.4

OTC Portfolio                      7.4                      6.9

                                  69.5                     69.5

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   3.6                      3.6

Europe Fund                      4.9                      5.0

Japan Fund                       1.4                      1.4

Overseas Fund                    3.6                      3.5

Southeast Asia Fund                0.6                      0.7

                                  14.1                     14.2

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           2.8                      2.7

Intermediate Bond Fund           1.8                      1.7

Investment Grade Bond Fund         2.8                      2.7

                                   7.4                      7.1

HIGH YIELD FIXED-INCOME FUNDS

Capital & Income Fund              9.0                      9.2

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO

9.2% (HY)
7.1% (IG)
69.5% (DE)
14.2% (IE)

Row: 1, Col: 1, Value: 9.199999999999999
Row: 1, Col: 2, Value: 7.1
Row: 1, Col: 3, Value: 14.2
Row: 1, Col: 4, Value: 69.5

CURRENT

9.0% (HY)
7.4% (IG)
69.5% (DE)
14.1% (IE)

Row: 1, Col: 1, Value: 9.0
Row: 1, Col: 2, Value: 7.4
Row: 1, Col: 3, Value: 14.1
Row: 1, Col: 4, Value: 69.5

EXPECTED

8.4% (HY)
70.0% (DE)
8.3% (IG)
13.3% (IE)

Row: 1, Col: 1, Value: 8.4
Row: 1, Col: 2, Value: 8.300000000000001
Row: 1, Col: 3, Value: 13.3
Row: 1, Col: 4, Value: 70.0

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

IG = Investment Grade funds

HY = High Yield funds

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1999. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 2000.

FIDELITY FREEDOM 2030 FUND

INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



EQUITY FUNDS - 83.6%

                                 SHARES                          VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 69.5%

Blue Chip Growth Fund             1,130,032                      $ 56,591,999

Disciplined Equity Fund           1,758,846                       54,963,927

Equity-Income Fund                975,515                         54,658,130

Fidelity Fund                     1,553,031                       55,101,528

Growth & Income Portfolio         1,337,020                       57,638,945

Growth Company Fund               867,962                         54,534,054

OTC Portfolio                     835,334                         39,686,696

                                                                  373,175,279

INTERNATIONAL EQUITY FUNDS -
14.1%

Diversified International Fund    941,945                         19,281,619

Europe Fund                       799,630                         26,107,919

Japan Fund                        376,356                         7,613,675

Overseas Fund                     468,692                         19,267,933

Southeast Asia Fund               299,232                         3,438,177

                                                                  75,709,323

TOTAL EQUITY FUNDS                                                448,884,602
(Cost $417,283,545)

FIXED-INCOME FUNDS - 16.4%



HIGH YIELD FIXED-INCOME FUNDS
- 9.0%

Capital & Income Fund             5,063,123                       48,302,193

INVESTMENT GRADE FIXED-INCOME
FUNDS - 7.4%

Government Income Fund            1,578,242                       15,056,425

Intermediate Bond Fund            994,367                         9,824,349

Investment Grade Bond Fund        2,150,141                       15,072,491

                                                                  39,953,265

TOTAL FIXED-INCOME FUNDS                                          88,255,458
(Cost $90,525,318)

CASH EQUIVALENTS - 0.0%

                                 MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase        $ 86,013                        $ 86,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.25%,
dated 9/30/99 due 10/1/99
(Cost $86,000)

TOTAL INVESTMENT IN                                              $ 537,226,060
SECURITIES - 100%
(Cost $507,894,863)


OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $205,401,639 and $30,342,322, respectively.

INCOME TAX INFORMATION

At September 30, 1999, the aggregate
cost of investment securities for income tax purposes was $510,484,808. Net unrealized appreciation aggregated $26,741,252, of which $39,656,902 related to appreciated investment securities and $12,915,650 related to depreciated investment securities.

FIDELITY FREEDOM 2030 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                             SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 537,226,060
value (including repurchase
agreements of $86,000) (cost
$507,894,863) -  See
accompanying schedule

Cash                                           427

Receivable for Freedom Fund                    3,108,126
shares sold

Dividends receivable                           512,158

 TOTAL ASSETS                                  540,846,771

LIABILITIES

Payable for underlying fund      $ 2,719,423
shares purchased

Payable for Freedom Fund          909,055
shares redeemed

Accrued management fee            35,655

 TOTAL LIABILITIES                             3,664,133

NET ASSETS                                    $ 537,182,638

Net Assets consist of:

Paid in capital                               $ 495,231,612

Undistributed net investment                   3,550,008
income

Accumulated undistributed net                  9,069,821
realized gain (loss)  on
investments

Net unrealized appreciation                    29,331,197
(depreciation) on investments

NET ASSETS, for 36,449,814                    $ 537,182,638
shares outstanding

NET ASSET VALUE, offering                      $14.74
price and redemption price
per share ($537,182,638
(divided by) 36,449,814
shares)

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED SEPTEMBER
                                  30, 1999 (UNAUDITED)

INVESTMENT INCOME                          $ 3,801,417
Income distributions from
underlying funds

Interest                                    1,754

 TOTAL INCOME                               3,803,171

EXPENSES

Management fee                $ 231,838

Non-interested trustees'       610
compensation

 Total expenses before         232,448
reductions

 Expense reductions            (74,072)     158,376

NET INVESTMENT INCOME                       3,644,795

REALIZED AND UNREALIZED GAIN   292,015
(LOSS)
Realized gain (loss) on sale
of underlying fund shares

Capital gains distributions    11,156,284   11,448,299
from underlying funds

Change in net unrealized                    (3,834,111)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             7,614,188

NET INCREASE (DECREASE) IN                 $ 11,258,983
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from                        $ 46,698
investment adviser

 Custodian credits                          124

 Transfer agent credits                     27,250

                                           $ 74,072

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED SEPTEMBER  YEAR ENDED  MARCH 31,  1999
                                 30, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 3,644,795                 $ 4,067,100
income

 Net realized gain (loss)         11,448,299                  8,470,586

 Change in net unrealized         (3,834,111)                 25,407,252
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       11,258,983                  37,944,938
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,112,448)                 (4,341,407)
From net investment income

 From net realized gain           (7,508,614)                 (5,938,957)

 TOTAL DISTRIBUTIONS              (8,621,062)                 (10,280,364)

Share transactions Net            263,480,083                 343,561,901
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    8,614,113                   10,271,400

 Cost of Freedom Fund shares      (103,206,382)               (130,913,052)
redeemed

 NET INCREASE (DECREASE) IN       168,887,814                 222,920,249
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       171,525,735                 250,584,823
IN NET ASSETS

NET ASSETS

 Beginning of period              365,656,903                 115,072,080

 End of period (including        $ 537,182,638               $ 365,656,903
undistributed net investment
income of $3,550,008 and
$1,017,661, respectively)

OTHER INFORMATION
Shares

 Sold                             17,646,785                  25,582,555

 Issued in reinvestment of        585,995                     756,262
distributions

 Redeemed                         (6,916,957)                 (9,778,011)

 Net increase (decrease)          11,315,823                  16,560,806


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED SEPTEMBER  YEARS ENDED MARCH
                                 30, 1999 (UNAUDITED)

                                                              1999                1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.55                     $ 13.42             $ 10.21    $ 10.00
period

Income from Investment
Operations

Net investment income D           .12                         .25                 .22        .08

Net realized and unrealized       .38                         1.60                3.42       .22
gain (loss)

Total from investment             .50                         1.85                3.64       .30
operations

Less Distributions

 From net investment income       (.04)                       (.24)               (.17)      (.09)

In excess of net investment       -                           -                   (.14)      -
income

From net realized gain            (.27)                       (.48)               (.12)      -

Total distributions               (.31)                       (.72)               (.43)      (.09)

Net asset value, end of period   $ 14.74                     $ 14.55             $ 13.42    $ 10.21

TOTAL RETURN B, C                 3.44%                       14.29%              36.28%     2.99%

RATIOS AND SUPPLEMENTAL DATA
 (amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 537,183                   $ 365,657           $ 115,072  $ 5,725
(000 omitted)

Ratio of expenses to average      .08% A, F                   .08% F              .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% A, G                   .07% G              .08%       .08% A
net assets after expense
reductions

Ratio of net investment           1.57% A                     1.87%               1.78%      1.71% A
income to average net assets

Portfolio turnover rate           13% A                       16%                 34%        19% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed-income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Interest income is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the short-term gain distributions from the Underlying Funds, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and redemptions of the underlying fund shares is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. Each fund pays a management fee to Strategic Advisers, Inc., an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of the fund's average net assets.

OTHER TRANSACTIONS. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

5. EXPENSE REDUCTIONS.

Strategic Advisers voluntarily agreed to reimburse each fund's total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .08% of the fund's average net assets.

In addition, Strategic Advisers has entered into arrangements on behalf of certain funds with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's
Statement of Operations.

6. BENEFICIAL INTEREST.

At the end of the period, certain unaffiliated shareholders were each record owners of 10% or more of the total outstanding shares of the following funds:

BENEFICIAL INTEREST

FUND                 NUMBER OF SHAREHOLDERS  % OWNERSHIP

Freedom Income        1                      26%

Freedom 2000          1                      39%

Freedom 2010          1                      40%

Freedom 2020          1                      44%

Freedom 2030          1                      20%

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Strategic Advisers, Inc.
Boston, MA

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Scott D. Stewart, Vice President
Ren Y. Cheng, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

FF-SANN-1199  87955
1.537284.102

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S ASSET ALLOCATION FUNDS
Asset ManagerSM
Asset Manager AggressiveSM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds (registered trademark)  -
Income, 2000, 2010, 2020, 2030

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
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 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com